NET INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
NET INCOME PER SHARE
Schedule of components of basic and diluted net income per share

	For the year ended December 31,
	2010		2011		2012
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B
	RUR	RUR	RUR	RUR	RUR	$	RUR	$
Net income, allocated for basic	352	3,465	1,785	3,988	4,564	150.2	3,659	120.5
Reallocation of net income as a result of conversion of Class B to Class A shares	3,465	—	3,988	—	3,659	120.5	—	—
Reallocation of net income to Class B shares	—	4	—	(18)	—	—	22	0.7

Net income, allocated for diluted	3,817	3,469	5,773	3,970	8,223	270.7	3,681	121.2
Weighted average ordinary shares outstanding—basic	28,024,801	275,792,587	97,579,615	217,962,024	181,039,148	181,039,148	145,171,800	145,171,800
Dilutive effect of:
Conversion of Class B to Class A shares	275,792,587	—	217,962,024	—	145,171,800	145,171,800	—	—
Ordinary Share-Based Awards	4,763,212	4,620,555	12,613,448	7,683,679	9,479,648	9,479,648	5,129,207	5,129,207

Weighted average ordinary shares outstanding—diluted	308,580,600	280,413,142	328,155,087	225,645,703	335,690,596	335,690,596	150,301,007	150,301,007

Net income per share attributable to ordinary shareholders:
Basic	12.56	12.56	18.30	18.30	25,21	0.83	25.21	0.83

Diluted	12.37	12.37	17.59	17.59	24.50	0,81	24.50	0.81